Long-Term Debt (Schedule of Long-Term Debt) (Details) - USD ($) $ in Millions	Sep. 30, 2023	May 11, 2023	Apr. 26, 2023	Mar. 29, 2023	Dec. 31, 2022	Sep. 08, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total long-term debt	$ 13,145				$ 11,345		$ 10,127
Unamortized discount and debt issuance costs	(145)				(117)		(95)
Less amount due currently	(500)				(100)		(882)
Long-term debt, less amounts due currently	12,500				11,128		9,150
Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	12,645				11,245		$ 10,127
Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt					$ 100
4.10% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Interest rate					4.10%		4.10%
4.10% Fixed Senior Notes Due June 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt							$ 400
7.00% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Interest rate					7.00%		7.00%
7.00% Fixed Debentures Due September 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt							$ 482
Senior Notes due June 1, 2024 [Member]
Debt Instrument [Line Items]
Interest rate					2.75%		2.75%
Senior Notes due June 1, 2024 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500				$ 500		$ 500
Interest rate	2.75%				2.75%
Senior Notes due April 1, 2025 [Member]
Debt Instrument [Line Items]
Interest rate					2.95%		2.95%
Senior Notes due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 350				$ 350		$ 350
Interest rate	2.95%				2.95%
Senior Notes due October 1, 2025 [Member]
Debt Instrument [Line Items]
Interest rate					0.55%		0.55%
Senior Notes due October 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450				$ 450		$ 450
Interest rate	0.55%				0.55%
Senior Notes, Series A, due December 3, 2025 [Member]
Debt Instrument [Line Items]
Interest rate					3.86%		3.86%
Senior Notes, Series A, due December 3, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 174				$ 174		$ 174
Interest rate	3.86%				3.86%
Senior Notes, Series B, due January 14, 2026 [Member]
Debt Instrument [Line Items]
Interest rate					3.86%		3.86%
Senior Notes, Series B, due January 14, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 38				$ 38		$ 38
Interest rate	3.86%				3.86%
Senior Notes, Series C, due May 1, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 200			$ 200
Interest rate	5.50%			5.50%	5.50%
Senior Notes due May 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 600	$ 600
Interest rate	4.30%	4.30%			4.30%
Senior Notes due November 15, 2028 [Member]
Debt Instrument [Line Items]
Interest rate					3.70%		3.70%
Senior Notes due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650				$ 650		$ 650
Interest rate	3.70%				3.70%
Senior Notes due March 15, 2029 [Member]
Debt Instrument [Line Items]
Interest rate					5.75%		5.75%
Senior Notes due March 15, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 318				$ 318		$ 318
Interest rate	5.75%				5.75%
Senior Notes due May 15, 2030 [Member]
Debt Instrument [Line Items]
Interest rate					2.75%		2.75%
Senior Notes due May 15, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700				$ 700		$ 700
Interest rate	2.75%				2.75%
Senior Notes, Series D, due May 1, 2031 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100		$ 28	$ 72
Interest rate	5.34%		5.34%	5.34%	5.34%
Senior Notes due May 1, 2032 [Member]
Debt Instrument [Line Items]
Interest rate					7.00%		7.00%
Senior Notes due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 494				$ 494		$ 494
Interest rate	7.00%				7.00%
Senior Notes due June 1, 2032 [Member]
Debt Instrument [Line Items]
Interest rate					4.15%		4.15%
Senior Notes due June 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400				$ 400
Interest rate	4.15%				4.15%
Senior Notes due September 15, 2032 [Member]
Debt Instrument [Line Items]
Interest rate					4.55%		4.55%
Senior Notes due September 15, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700				$ 700
Interest rate	4.55%				4.55%
Senior Notes due January 15, 2033 [Member]
Debt Instrument [Line Items]
Interest rate					7.25%		7.25%
Senior Notes due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 323				$ 323		$ 323
Interest rate	7.25%				7.25%
Senior Notes, Series E, due May 1, 2036 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100		$ 20	$ 80
Interest rate	5.45%		5.45%	5.45%	5.45%
Senior Notes due September 1, 2038 [Member]
Debt Instrument [Line Items]
Interest rate					7.50%		7.50%
Senior Notes due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300				$ 300		$ 300
Interest rate	7.50%				7.50%
Senior Notes due September 30, 2040 [Member]
Debt Instrument [Line Items]
Interest rate					5.25%		5.25%
Senior Notes due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 475				$ 475		$ 475
Interest rate	5.25%				5.25%
Senior Notes due December 1, 2041 [Member]
Debt Instrument [Line Items]
Interest rate					4.55%		4.55%
Senior Notes due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400				$ 400		$ 400
Interest rate	4.55%				4.55%
Senior Notes due June 1, 2042 [Member]
Debt Instrument [Line Items]
Interest rate					5.30%		5.30%
Senior Notes due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 348				$ 348		$ 348
Interest rate	5.30%				5.30%
Senior Notes due April 1, 2045 [Member]
Debt Instrument [Line Items]
Interest rate					3.75%		3.75%
Senior Notes due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 550				$ 550		$ 550
Interest rate	3.75%				3.75%
Senior Notes due September 30, 2047 [Member]
Debt Instrument [Line Items]
Interest rate					3.80%		3.80%
Senior Notes due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 325				$ 325		$ 325
Interest rate	3.80%				3.80%
Senior Notes due November 15, 2048 [Member]
Debt Instrument [Line Items]
Interest rate					4.10%		4.10%
Senior Notes due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450				$ 450		$ 450
Interest rate	4.10%				4.10%
Senior Notes due June 1, 2049 [Member]
Debt Instrument [Line Items]
Interest rate					3.80%		3.80%
Senior Notes due June 1, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500				$ 500		$ 500
Interest rate	3.80%				3.80%
Senior Notes due September 15, 2049 [Member]
Debt Instrument [Line Items]
Interest rate					3.10%		3.10%
Senior Notes due September 15, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700				$ 700		$ 700
Interest rate	3.10%				3.10%
Senior Notes due May 15, 2050 [Member]
Debt Instrument [Line Items]
Interest rate					3.70%		3.70%
Senior Notes due May 15, 2050 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400				$ 400		$ 400
Interest rate	3.70%				3.70%
Senior Notes Due November 15, 2051 [Member]
Debt Instrument [Line Items]
Interest rate					2.70%		2.70%
Senior Notes Due November 15, 2051 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500				$ 500		$ 500
Interest rate	2.70%				2.70%
Senior Notes due June 1, 2052 [Member]
Debt Instrument [Line Items]
Interest rate					4.60%		4.60%
Senior Notes due June 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400				$ 400
Interest rate	4.60%				4.60%
Senior Notes due September 15, 2052 [Member]
Debt Instrument [Line Items]
Interest rate					4.95%		4.95%
Senior Notes due September 15, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 900	$ 400			$ 500	$ 500
Interest rate	4.95%	4.95%			4.95%	4.95%
Senior Notes due October 1, 2052 [Member]
Debt Instrument [Line Items]
Interest rate					5.35%		5.35%
Senior Notes due October 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300				$ 300		$ 300
Interest rate	5.35%				5.35%
AR Facility due April 28, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500
Term Loan Credit Agreement due August 30, 2023 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt					$ 100